LOANS	12 Months Ended
Dec. 31, 2013
LOANS
NOTE 4 - LOANS

Loans consisted of the following as of December 31:

	2013	2012
	(In Thousands)
Commercial and industrial	$18,432	$13,991
Real estate:
Construction and land development	7,773	2,982
Residential	137,539	118,316
Commercial	48,814	41,978
Municipal	6,344	-
Home equity	46,742	45,245
Municipal	2,144	1,478
Consumer	10,664	11,053
	278,452	235,043
Allowance for loan losses	(2,792)	(2,594)
Deferred loan origination costs, net	1,215	841
Net loans	$276,875	$233,290
The following tables set forth information regarding the allowance for loan losses by portfolio segment:

	Real Estate:
			Construction
			and Land		Commercial
	Residential	Commercial	Development	Home Equity	and Industrial	Consumer	Unallocated	Total
	(In Thousands)
December 31, 2013:
Allowance for loan
losses:
Beginning balance	$1,051	$586	$142	$362	$219	$99	$135	$2,594
Charge-offs	(40)	(54)	-	-	(2)	(58)	-	(154)
Recoveries	-	-	-	-	4	3	-	7
Provision (benefit)	178	216	69	(59)	18	58	(135)	345
Ending balance	$1,189	$748	$211	$303	$239	$102	$-	$2,792

Ending balance:
Individually evaluated
for impairment	$-	$-	$-	$-	$-	$-	$-	$-
Ending balance:
Collectively evaluated
for impairment	1,189	748	211	303	239	102	-	2,792
Total allowance for loan
losses ending
balance	$1,189	$748	$211	$303	$239	$102	$-	$2,792

Loans:
Ending balance:
Individually evaluated
for impairment	$175	$924	$222	$4	$-	$-	$-	$1,325
Ending balance:
Collectively evaluated
for impairment	137,364	54,234	7,551	46,738	20,576	10,664	-	277,127
Total loans ending balance	$137,539	$55,158	$7,773	$46,742	$20,576	$10,664	$-	$278,452
	Real Estate:
			Construction
			and Land		Commercial
	Residential	Commercial	Development	Home Equity	and Industrial	Consumer	Unallocated	Total
	(In Thousands)
December 31, 2012:
Allowance for loan
losses:
Beginning balance	$750	$573	$22	$342	$422	$194	$166	$2,469
Charge-offs	(113)	(25)	(49)	-	-	(23)	-	(210)
Recoveries	-	-	1	-	5	9	-	15
Provision (benefit)	414	38	168	20	(208)	(81)	(31)	320
Ending balance	$1,051	$586	$142	$362	$219	$99	$135	$2,594

Ending balance:
Individually evaluated
for impairment	$-	$-	$-	$-	$-	$-	$-	$-
Ending balance:
Collectively evaluated
for impairment	1,051	586	142	362	219	99	135	2,594
Total allowance for loan
losses ending
balance	$1,051	$586	$142	$362	$219	$99	$135	$2,594

Loans:
Ending balance:
Individually evaluated
for impairment	$180	$119	$163	$5	$-	$-	$-	$467
Ending balance:
Collectively evaluated
for impairment	118,136	41,859	2,819	45,240	15,469	11,053	-	234,576
Total loans ending balance	$118,316	$41,978	$2,982	$45,245	$15,469	$11,053	$-	$235,043
The following tables present the Company’s loans by risk rating as of December 31:

	Real Estate:
			Construction
			and Land		Commercial
	Residential	Commercial	Development	Home Equity	and Industrial	Consumer	Total
	(In Thousands)
December 31, 2013:
Grade:
Pass	$-	$50,520	$6,042	$-	$18,425	$-	$74,987
Special mention	-	2,661	1,163	-	1,175	-	4,999
Substandard	1,601	1,977	568	116	976	-	5,238
Loans not
formally rated	135,938	-	-	46,626	-	10,664	193,228
Total	$137,539	$55,158	$7,773	$46,742	$20,576	$10,664	$278,452

	Real Estate:
			Construction
			and Land		Commercial
	Residential	Commercial	Development	Home Equity	and Industrial	Consumer	Total
	(In Thousands)
December 31, 2012:
Grade:
Pass	$-	$36,748	$2,381	$-	$13,048	$-	$52,177
Special mention	-	3,778	438	-	2,268	-	6,484
Substandard	572	1,452	163	155	153	-	2,495
Loans not
formally rated	117,744	-	-	45,090	-	11,053	173,887
Total	$118,316	$41,978	$2,982	$45,245	$15,469	$11,053	$235,043
Credit Quality Indicators: As part of the ongoing monitoring of the credit quality of the Company’s loan portfolio, management tracks certain credit quality indicators including trends related to (i) weighted average risk rating of commercial loans; (ii) the level of classified and criticized commercial loans; (iii) non performing loans; (iv) net charge-offs and (v) the general economic conditions within the State of Connecticut.

The Company utilizes a risk rating grading matrix to assign a risk grade to each of its commercial loans. Loans are graded on a scale of 1 to 7. A description of each rating class is as follows:

Risk Rating 1 (Superior) – This risk rating is assigned to loans secured by cash.

Risk Rating 2 (Good) – This risk rating is assigned to borrowers of high credit quality who have primary and secondary sources of repayment which are well defined and fully confirmed.

Risk Rating 3 (Satisfactory) – This risk rating is assigned to borrowers who are fully responsible for the loan or credit commitment, which has primary and secondary sources of repayment that are well defined and adequately confirmed. Most credit factors are favorable, and the credit exposure is managed through normal monitoring.

Risk Rating 3.5 (Bankable with Care) – This risk rating is assigned to borrowers who are fully responsible for the loan or credit commitment and the secondary sources of repayment are weak. These loans may require more than the average amount of attention from the relationship manager.

Risk Rating 4 (Special Mention) – This risk rating is assigned to borrowers which may be adequately protected by the present debt service capacity and tangible net worth of the borrower, but which have potential problems that could, if not checked or corrected, eventually weaken these assets or otherwise jeopardize the repayment of principal and interest as originally intended. Most credit factors are unfavorable, and the credit exposure requires immediate corrective action

Risk Rating 5 (Substandard) – This risk rating is assigned to borrowers who have inadequate cash flow or collateral to satisfy their loan obligations as originally defined in the loan agreement. Substandard loans may be placed on nonaccrual status if the conditions described above are generally met.

Risk Rating 6 (Doubtful) – This risk rating is assigned to a borrower or portion of a borrower’s loan with which the Company is no longer certain of its collectability. A specific reserve allocation is assigned to this portion of the loan.

Risk Rating 7 (Loss) – This risk rating is assigned to loans which have been charged off or the portion of the loan that has been charged down. “Loss” does not imply that the loan, or portion of, will never be paid, nor does it imply that there has been a forgiveness of debt.
Loans not formally rated include residential, home equity and consumer loans. As of December 31, 2013, $196.1 million of the total residential, home equity and consumer loan portfolio of $197.7 million were not formally rated. As of December 31, 2012, $173.9 million of the total residential, home equity and consumer loan portfolio of $174.6 million were not formally rated. The performance of these loans is measured by delinquency status. The Company underwrites first mortgage loans in accordance with FHLMC and FNMA guidelines. These guidelines provide for specific requirements with regard to documentation and loan to value and debt to income ratios. Home equity loan and line guidelines place a maximum loan to value ratio of 80% on these loans and the Company requires full underwriting disclosure documentation for these loans. These underwriting factors have produced a high performance loan portfolio. Total delinquent loans, consisting of loans past due 60 days or more, increased from 0.54% of total loans outstanding as of December 31, 2012 to 1.17% of total loans outstanding as of December 31, 2013.

An age analysis of past-due loans, segregated by class of loans is as follows as of December 31:

							90 Days
			90 Days				or More
			or More	Total	Total	Total	Past Due	Nonaccrual
	30–59 Days	60–89 Days	Past Due	Past Due	Current	Loans	and Accruing	Loans
	(In Thousands)
December 31, 2013:
Real estate:
Residential	$-	$720	$1,253	$1,973	$135,566	$137,539	$-	$1,597
Commercial	-	-	924	924	47,890	48,814	-	924
Construction and
land development	-	-	204	204	7,569	7,773	-	222
Home equity	-	94	83	177	46,565	46,742	-	83
Municipal	-	-	-	-	6,344	6,344	-	-
Commercial and industrial	-	-	-	-	18,432	18,432	-	-
Municipal	-	-	-	-	2,144	2,144	-	-
Consumer	128	-	26	154	10,510	10,664	3	23
Total	$128	$814	$2,490	$3,432	$275,020	$278,452	$3	$2,849

December 31, 2012:
Real estate:
Residential	$-	$490	$563	$1,053	$117,263	$118,316	$-	$821
Commercial	-	-	-	-	41,978	41,978	-	119
Construction and
land development	-	-	163	163	2,819	2,982	-	163
Home equity	25	36	-	61	45,184	45,245	-	120
Commercial and industrial	-	-	-	-	13,991	13,991	-	-
Municipal	-	-	-	-	1,478	1,478	-	-
Consumer	110	-	17	127	10,926	11,053	-	17
Total	$135	$526	$743	$1,404	$233,639	$235,043	$-	$1,240
Information about loans that meet the definition of an impaired loan in ASC 310-10-35 is as follows as of and for the years ended December 31:

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In Thousands)
December 31, 2013:
With no related allowance recorded:
Real estate:
Residential	$175	$175	$-	$178	$6
Commercial	924	924	-	929	3
Home equity	4	4	-	5	-
Construction and land development	222	222	-	212	-
Total impaired with no related allowance	$1,325	$1,325	$-	$1,324	$9

With an allowance recorded:
Total impaired with an allowance recorded	$-	$-	$-	$-	$-

Total
Real estate:
Residential	$175	$175	$-	$178	$6
Commercial	924	924	-	929	3
Home equity	4	4	-	5	-
Construction and land development	222	222	-	212	-
Total impaired loans	$1,325	$1,325	$-	$1,324	$9

December 31, 2012:
With no related allowance recorded:
Real estate:
Residential	$180	$180	$-	$449	$15
Commercial	119	119	-	115	7
Home equity	5	5	-	6	-
Construction and land development	163	163	-	257	62
Commercial and industrial	-	-	-	70	5
Total impaired with no related allowance	$467	$467	$-	$897	$89

With an allowance recorded:
Total impaired with an allowance recorded	$-	$-	$-	$-	$-

Total
Real estate:
Residential	$180	$180	$-	$449	$15
Commercial	119	119	-	115	7
Home equity	5	5	-	6	-
Construction and land development	163	163	-	257	62
Commercial and industrial	-	-	-	70	5
Total impaired loans	$467	$467	$-	$897	$89

There were no loans modified as a troubled debt restructure during the year ended December 31, 2013.

The following tables set forth information regarding troubled debt restructured loans that were restructured during the year ended December 31, 2012:

		Pre-Modification	Post- Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Contracts	Investment	Investment
	(Dollars In Thousands)
December 31, 2012:
Troubled Debt Restructurings:
Residential	1	$66	$72
	1	$66	$72

	Number of
	Contracts	Recorded Investment
		(Dollars In Thousands)
Troubled Debt Restructurings
That Subsequently Defaulted:
Residential	1	$68
	1	$68
There was one loan modified as a troubled debt restructure during 2012. Past-due principal, interest and legal fees were capitalized to the loan to bring all payments current. The loan was individually evaluated for impairment and it was determined that no related allowance allocation was necessary. The loan was reported as impaired and was on nonaccrual status as of December 31, 2012.

As of December 31, 2013 and 2012, there were no commitments to lend additional funds to borrowers whose loans were modified in troubled debt restructurings.

The balance of mortgage servicing rights included in other assets at December 31, 2013 and 2012 was $1,414,000 and $822,000, respectively. Mortgage servicing rights of $925,000 and $774,000 were capitalized in 2013 and 2012, respectively. Amortization of mortgage servicing rights was $300,000 in 2013 and $106,000 in 2012. The fair value of these rights was $1,671,000 and $1,036,000 as of December 31, 2013 and 2012, respectively.

Following is an analysis of the aggregate changes in the valuation allowance for mortgage servicing rights for the years ended December 31:

	2013	2012
	(In Thousands)
Balance, beginning of year	$9	$5
Additions	86	41
Reductions	(53)	(37)
Balance, end of year	$42	$9
Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balances of mortgage loans serviced for others were $147,955,000 and $88,728,000 as of December 31, 2013 and 2012, respectively.